Capital stock (Details 6) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Capital Stock [Abstract]
Net profit (loss)	$ 1,365	$ (727)	$ (6,845)
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average shares outstanding for basic loss per share	10,251,313	10,251,313	10,251,313
Weighted average shares outstanding for diluted loss per share	10,436,313	10,251,313	10,251,313